INTEGRITY SHORT TERM GOVERNMENT FUND
Schedule of Investments October 31, 2022 (unaudited)
	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (97.1%)

Fannie Mae Pool (31.2%)
FNCL 4 11/22 4% #N/A Field Not Applicable	$250,000	$227,500
FN 47935 4.866% 5/1/2027 (11th District COFI Replacment Index + 1.254%)(a)	560	562
FN 252284 6.5% 1/1/2029	32,895	33,369
FN 555326 5.5% 4/1/2033	74,618	75,856
FN AL5259 3.5% 5/1/2029	101,449	97,907
FN AL7654 3% 9/1/2035	109,294	100,011
FN AL9858 3% 3/1/2030	98,179	92,839
FN AS5093 2.5% 6/1/2030	310,122	288,269
FN AS8185 3% 10/1/2046	122,228	106,025
FN AS9698 3.5% 5/1/2032	197,458	187,630
FN 745751 5.5% 9/1/2035	17,004	17,377
FN 748375 3.462% 8/1/2033 (12 Month LIBOR USD + 1.212%)(a)	626	616
FN BJ0664 3% 3/1/2033	84,275	77,768
FN BM1244 3.5% 6/1/2032	141,276	134,216
FN BM1231 3.5% 11/1/2031	136,649	131,264
FN BM1257 2.5% 4/1/2037	178,118	153,538
FN BM3428 3.5% 1/1/2033	55,372	52,502
FN BO4501 3% 9/1/2049	164,889	141,673
FN BP6466 3% 7/1/2050	184,678	157,962
FN BP8780 3% 7/1/2050	232,988	201,176
FN CA1939 4% 6/1/2028	133,614	128,265
FN CA5979 3% 5/1/2050	82,089	69,226
FN CA6065 3% 6/1/2050	140,409	118,388
FN CB0573 2.5% 5/1/2046	270,428	225,885
FN FM1487 4% 9/1/2039	28,317	26,222
FN FM2209 3.5% 1/1/2035	68,368	64,589
FN FM6742 3% 8/1/2040	168,254	148,149
FN FS0600 3% 2/1/2050	125,508	108,501
FN 888073 5.5% 2/1/2035	12,695	12,916
FN 995865 4.5% 7/1/2024	7,626	7,550
FN MA2561 3% 3/1/2031	285,832	268,745
FN MA3067 3.5% 7/1/2047	117,497	102,922
FN MA3101 4.5% 8/1/2047	79,761	76,240
FN MA4400 3% 8/1/2051	237,755	203,041
FN MA3689 4% 5/1/2029	101,106	97,012
FN MA3725 3.5% 7/1/2049	38,586	33,772
FN MA3928 2.5% 2/1/2030	280,813	258,974
FN MA3986 3.5% 4/1/2035	130,417	122,752
FN MA4043 3% 6/1/2035	131,410	121,103
FN MA4076 3% 7/1/2035	194,758	179,316
FN MA4054 2.5% 6/1/2040	189,148	160,914
FN MA4094 2.5% 8/1/2040	219,005	186,770
		4,999,312

Fannie Mae Remics (3.0%)
FNR 2007-54 EF 4.35614% 6/25/2037, (1 Month LIBOR USD + 0.340%)(a)	493,998	483,343

Fannie Mae-Aces (3.6%)
FNA 2019-M32 X2 1.099% 10/25/2029 (b)(c)	4,183,650	234,276
FNA 2020-M10 X6 1.381% 8/25/2028 (b)(c)	3,445,691	225,128
FNA 2020-M39 1A1 0.75% 9/25/2028	141,579	122,709
		582,113
FHLMC-GNMA (0.1%)
FHG 23 FC 4.46614% 11/25/2023, (1 Month LIBOR USD + 0.450%)(a)	6,635	6,625

Freddie Mac Pool (8.0%)
FR ZA5250 4% 1/1/2048	244,763	227,677
FR ZS8598 3% 2/1/2031	147,062	137,390
FR ZS8670 3.5% 9/1/2032	161,032	153,015
FR ZT1348 3.5% 10/1/2038	66,521	60,297
FR QN5456 2% 3/1/2036	330,817	291,079
FR RA5255 3.5% 5/1/2051	185,804	164,288
FR RC2167 2% 7/1/2036	277,194	243,843
		1,277,589
Freddie Mac Gold Pool (9.5%)
FG G01584 5% 8/1/2033	31,186	31,227
FG NB0014 3.5% 4/1/2049	191,747	172,130
FG G13390 6% 1/1/2024	564	563
FG G13610 5.5% 2/1/2024	963	959
FG G13692 5.5% 2/1/2024	454	453
FG G14160 6% 1/1/2024	41	41
FG G14441 4% 3/1/2027	66,328	65,234
FG G16406 3% 1/1/2028	64,876	62,559
FG G16502 3.5% 5/1/2033	121,038	114,551
FG G18524 3% 9/1/2029	126,017	119,282
FG G18601 3% 5/1/2031	168,224	158,384
FG G18605 3% 6/1/2031	111,026	104,531
FG G18596 3% 4/1/2031	425,344	399,425
FG G18655 3% 8/1/2032	172,858	159,763
FG C91993 3.5% 5/1/2038	138,937	126,112
FG H09207 6.5% 8/1/2038	9,522	9,646
		1,524,860
Freddie Mac Multifamily Structured Pass Through Certificates (7.6%)
FHMS K724 X1 0.34945% 11/25/2023 (b)(c)	3,896,581	7,914
FHMS Q004 A2H 3.00114% 1/25/2046 (b)	119,877	119,161
FHMS K078 XAM 0.146358% 6/25/2028 (b)(c)	33,580,000	109,437
FHMS Q007 APT1 4.12305% 10/25/2047 (b)	36,084	36,010
FHMS Q007 APT2 3.313535% 10/25/2047 (b)	137,487	132,352
FHMS K736 X1 1.414436% 7/25/2026 (b)(c)	6,051,763	226,996
FHMS KJ27 A1 2.092% 7/25/2024	1,141	1,133
FHMS KJ28 A1 1.766% 2/25/2025	75,668	75,352
FHMS K738 X1 1.628219% 1/25/2027 (b)(c)	1,892,686	93,894
FHMS K111 X1 1.680929% 5/25/2030 (b)(c)	3,065,561	273,567
FHMS K742 X1 0.868697% 3/25/2028 (b)(c)	2,498,664	72,029
FHMS Q016 XPT1 0.981% 5/25/2026 (b)(c)	3,032,084	76,818
		1,224,663
Freddie Mac REMICS (5.2%)
FHR 2344 ZD 6.5% 8/15/2031	9,261	9,494
FHR 3784 PD 4% 1/15/2026	3,281	3,233
FHR 4753 GT 3% 2/15/2045	343,366	336,311
FHR 4818 BD 3.5% 3/15/2045	26,527	25,831
FHR 4824 KQ 4% 6/15/2046	45,796	44,740
FHR 5229 MD 4% 1/25/2046	431,686	414,005
		833,614
Freddie Mac Structured Pass Through Certificates (0.1%)
FRESR 2017-SR01 A2 2.75% 11/25/2022	7,694	7,668

FRESB Mortgage Trust (4.4%)
FRESB 2015-SB2 A5 4.50486% 7/25/2035, (1 Month LIBOR USD + 0.700%)(a)	81,317	81,084
FRESB 2015-SB3 A5 4.50486% 8/25/2042, (1 Month LIBOR USD + 0.700%)(a)	3,344	3,333
FRESB 2015-SB7 A5 4.50486% 9/25/2035, (1 Month LIBOR USD + 0.700%)(a)	195,188	194,362
FRESB 2016-SB13 A5H 4.50486% 1/25/2036, (1 Month LIBOR USD + 0.700%)(a)	132,144	131,586
FRESB 2016-SB16 A5H 4.50486% 5/25/2036, (1 Month LIBOR USD + 0.700%)(a)	95,541	94,893
FRESB 2019-SB60 A5H 3.07% 1/25/2039 (b)	211,256	206,011
		711,269
Ginnie Mae I Pool (0.3%)
GN 741854 4% 5/15/2025	23,084	22,315
GN 782618 4.5% 4/15/2024	26,991	26,501
		48,816
Ginnie Mae II Pool (1.5%)
G2 MA6402 4.5% 1/20/2050	15,436	14,539
G2 MA6932 3% 10/20/2050	153,676	135,120
G2 785316 5.072% 9/20/2070 (1 Month LIBOR USD + 1.995%)(a)	96,075	97,198
		246,857
Government National Mortgage Association (19.7%)
GNR 2017-H22 IC 0.00136% 11/20/2067 (b)(c)	1,087,598	33,824
GNR 2013-15 IO 0.55696% 8/16/2051 (b)(c)	2,397,999	40,565
GNR 2013-33 IO 0.22369% 4/16/2054 (b)(c)	6,177,699	23,191
GNR 2013-17 IO 0.23924% 6/16/2054 (b)(c)	3,044,005	19,664
GNR 2012-95 IO 0.19507% 2/16/2053 (b)(c)	3,573,400	14,694
GNR 2013-40 IO 0.35974% 6/16/2054 (b)(c)	2,525,562	30,496
GNR 2013-105 IO 0.21672% 6/16/2054 (b)(c)	4,501,071	12,018
GNR 2013-107 ID 0.19623% 11/16/2047 (b)(c)	1,566,068	8,418
GNR 2013-101 IO 0.21437% 10/16/2054 (b)(c)	1,959,383	24,406
GNR 2014-54 IO 0.32414% 9/16/2055 (b)(c)	2,631,091	25,416
GNR 2014-73 IO 0.48961% 4/16/2056 (b)(c)	3,668,952	54,675
GNR 2013-156 IO 0.25484% 6/16/2055 (b)(c)	1,654,095	10,437
GNR 2014-1 IO 0.15753% 9/16/2055 (b)(c)	2,507,811	13,377
GNR 2014-120 IO 0.48665% 4/16/2056 (b)(c)	1,010,603	11,443
GNR 2014-138 IO 0.56565% 4/16/2056 (b)(c)	403,786	8,423
GNR 2014-155 IB 0.63619% 8/16/2055 (b)(c)	119,051	7,961
GNR 2015-130 IO 0.71387% 7/16/2057 (b)(c)	1,412,046	36,791
GNR 2015-97 A 2.4% 4/16/2043	212,585	203,985
GNR 2017-143 IO 0.47436% 1/16/2059 (b)(c)	3,203,120	98,201
GNR 2017-76 IO 0.79085% 12/16/2056 (b)(c)	1,975,330	83,896
GNR 2017-28 IO 0.6807% 2/16/2057 (b)(c)	2,245,799	83,312
GNR 2016-34 IO 0.9139% 1/16/2058 (b)(c)	2,562,579	101,025
GNR 2016-158 IO 0.7587% 6/16/2058 (b)(c)	2,357,105	83,246
GNR 2018-2 IO 0.70674% 12/16/2059 (b)(c)	1,327,190	60,512
GNR 2020-H04 IO 0.00889% 2/20/2070 (b)(c)	574,917	31,505
GNR 2018-108 IA 0.6676% 8/16/2060 (b)(c)	899,272	57,817
GNR 2018-119 IO 0.66763% 5/16/2060 (b)(c)	681,424	37,206
GNR 2020-40 IO 0.87502% 1/16/2062 (b)(c)	1,690,068	100,495
GNR 2020-132 IO 0.84944% 9/16/2062 (b)(c)	1,546,418	101,071
GNR 2020-57 JI 1.80053% 1/16/2060 (b)(c)	2,050,208	228,602
GNR 2020-121 IO 0.91119% 8/16/2060 (b)(c)	1,042,848	68,291
GNR 2020-H11 IO 0.02366% 6/20/2070 (b)(c)	2,947,361	162,105
GNR 2020-H12 IJ 0.14926% 7/20/2070 (b)(c)	1,961,415	124,354
GNR 2020-H12 IG 0% 7/20/2070 (b)(c)	2,232,013	61,184
GNR 2020-H19 SI 0% 10/20/2070 (b)(c)	1,142,667	21,793
GNR 2021-H06 YI 1.81912% 4/20/2071 (b)(c)	1,765,950	92,712
GNR 2021-H08 VF 5.02571% 4/20/2071 (SOFR 30 Day Average + 1.200%)(a)	221,455	220,901
GNR 2021-5 IO 1.11068% 1/16/2061 (b)(c)	2,835,055	216,805
GNR 2021-36 IO 1.26216% 3/16/2063 (b)(c)	2,175,489	183,492
GNR 2018-137 AB 3.5% 10/20/2048	31,167	28,390
GNR 2021-150 IO 1.03221% 11/16/2063 (b)(c)	1,072,536	83,560
GNR 2021-110 IO 0.87165% 11/16/2063 (b)(c)	2,260,283	158,378
GNR 2022-H07 IG 1.39223% 2/20/2072 (b)(c)	1,904,328	88,742
		3,157,379
Seasoned Credit Risk Transfer Trust Series (2.0%)
SCRT 2018-3 MA 3.5% 8/25/2057 (b)	57,657	54,694
SCRT 2020-3 M5TW 3% 5/25/2060	92,332	81,743
SCRT 2021-1 TTU 2.5% 9/25/2060	191,562	174,197
		310,634

Seasoned Loans Structured Transaction Trust Series 2019-3 (0.9%)
SLST 2019-3 A1C 2.75% 11/25/2029	151,680	137,981

TOTAL MORTGAGE BACKED SECURITIES (Cost: $20,043,121)		$15,552,723

U.S. GOVERNMENT NOTES/BILLS (2.0%)
United States Treasury Bill 0.00% 4/27/2023	325,000	317,977
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $318,121)		$317,977

SHORT-TERM INVESTMENTS (1.9%)
Morgan Stanley Institutional Liquidity Fund, 2.88% (d)	295,288	295,288
TOTAL SHORT-TERM INVESTMENTS (Cost $295,288)		$295,288

TOTAL INVESTMENTS (Cost $20,656,530) (101.0%)		$16,165,988

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)		$(155,993)

NET ASSETS (100.0%)		$16,009,995

(a) Variable rate security; the rate shown represents the rate at October 31, 2022. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at October 31, 2022. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Seven day yield as of October 31, 2022.

LIBOR - London InterBank Offered Rate.
1 Month LIBOR USD - 1 Month US Dollar LIBOR, rate disclosed as of October 31, 2022, based on the last reset date of the security.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 31, 2022, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Integrity Short Term Government Fund
Investments at cost	20,656,530
Unrealized appreciation	7,895
Unrealized depreciation	(4,498,437)
Net unrealized appreciation (depreciation)*	(4,490,542)

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

Integrity Short Term Government Bond Fund
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$ -	$ 15,552,723	$ -	$ 15,552,723
U.S Government Notes/Bonds	-	317,977	-	317,977
Short-Term Investments	295,288	-	-	295,288
Total Investments in Securities	$ 295,288	$ 15,870,700	$ -	$ 16,165,988